Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgements Estimates And Assumptions
Significant accounting judgements, estimates and assumptions

3.	Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. These include but are not limited to:

Onerous contract provisions

At December 31, 2022, an onerous contract provision of €3.2 million has been recognised against our for two projects that had yet to commence by December 31, 2022 due to expected negative margins on these projects. Assumptions and estimates relating to onerous contract provisions are based on Management's expectations to materials and labour in determining the costs to complete the construction and timing of the delivery of these projects. At December 31, 2022, Management has also recorded an onerous contract provision relating to our Exolum project of €5.2 million which reflects the Group’s best estimate at this time of the total expected contract loss. When determining whether a contract is loss-making, the Company includes costs that are incremental such as costs for material and labour as well as an allocation of costs directly related to contract activities.

Impairment of capitalized development costs

The Company undertakes internal development projects for the advancement of both its miniaturised and centralised electrolyser product offerings. In the case of there being a trigger for a review of impairment of completed development projects, the Company performs a review on the carrying amounts to determine whether there is any indication of impairment at the reporting date. Our only development project currently capitalised, and being amortised, relates to technologies being used in our current sales and so remain relevant. Further capitalisations during the year relate to continuing design work for standard products and advancements or efficiencies that should allow the Group to improve its offering and gain interest in new markets. The Company tests annually the recoverable amounts of the development projects in progress to ensure that the capitalized costs have not over-run their operational or commercial value. Management expects the market for electrolysers will grow significantly in the coming years. The key drivers and indicators of momentum in the market for green hydrogen include societal and political pressure to limit CO2 emissions, regulatory push in national hydrogen roadmaps as well as decreasing cost of green hydrogen.

As of December 31, 2022, the carrying amount of development projects in progress is €0.7 million (2021: €1.9 million). The Company has an increasing order backlog, and the production ramp-up is progressing, albeit slower than expected. The technical feasibility of our miniaturised electrolyser has been demonstrated at our H2Evora site with further track record expected from our 3rd party Exolum project, as well as through an independent performance audit performed by TUV SUD, an association of experts that provides safety, security, and sustainability solutions. The practical ability to sell and a market for the products exist.

Please see note 12 for further information.

Impairment of property, plant and equipment – assets under construction

In the case of there being a trigger for a review of impairment, the Group performs a review on the carrying amounts of its property, plant and equipment to determine whether there is any indication of impairment at the reporting date. The Group particularly tests the net recoverable amounts of its internally generated assets held in assets under construction to ensure that the costs of their production have not over-run their operational or commercial value. One such trigger for impairment review, which has occurred in the current year, is that the Group was loss making and another was the increase in costs to complete certain projects currently recognised as assets under construction.

As of December 31, 2022, the carrying amount of our property plant and equipment assets under construction was €15.1 million (2021: €17.2 million). The Group identified an indicator of impairment associated with a specific portion of this amount. For these assets, the Group calculated the value in use based on he estimated cash flows expected to be generated by the asset and a terminal value. The expected cash flows are based on assumptions in respect of sales and operating costs. These cash flows are discounted to their present values using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. The estimation of forecasted revenues and the timing of expenditure requires judgement and is dependent on the economic factors associated with these assets. An impairment charge of €3.3 million has been recorded during 2022 for these assets.

Please see note 13 for further information.